ACQUISITION (TABLES)	12 Months Ended
Jan. 03, 2014
Acquisition [Abstract]
Business acquisition - purchase price allocation [Table Text Block]
Final allocation of purchase price:

(In millions)
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$4
Trade and other receivables	544
Inventory	61
Other current assets	32
Investments in and advances to unconsolidated joint ventures	147
Property and equipment	420
Other long-term assets	10
Identifiable intangible assets:
Customer relationships, contracts and backlog	163
Trade names	93
Other	10
Total amount allocated to identifiable intangible assets	266
Current liabilities	(244)
Net deferred tax liabilities	(77)
Long-term debt	(236)
Other long-term liabilities	(31)
Total identifiable net assets acquired	896
Goodwill	456
Total purchase price	$1,352

Business acquisition, pro forma information [Abstract]
Business acquisition, pro forma information [Table Text Block]
	Year Ended	Year Ended
(In millions, except per share data)	December 28, 2012	December 30, 2011

Revenues	$11,785.8	$11,128.7
Net income (loss) including noncontrolling interests	$409.1	$(6.9)
Net income (loss) attributable to URS	$292.9	$(135.4)
Earnings (loss) per share:
Basic EPS	$3.94	$(1.75)
Diluted EPS	$3.93	$(1.75)

Business acquisition, pro forma nonrecurring adjustments [Table Text Block]
Pre-tax, nonrecurring adjustment (In millions)	Year Ended	Year Ended
	December 28, 2012	December 30, 2011 (1)

Acquisition-related expenses	$27.7	$(27.5)

  Included in the pro forma results for the year ended December 30, 2011 is a nonrecurring adjustment related to URS and Flint acquisition-related expenses. These expenses were included in the fiscal year 2011 pro forma results as if the acquisition occurred at the beginning of that fiscal year.